Income Taxes - Current and Deferred Portions of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 113		¥ 296	¥ 41,100
Deferred income tax (benefit)/expense	1,789		1,604	(16,940)
Income tax expense	¥ 1,902	$ 291	¥ 1,900	¥ 24,160